Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity High Income Fund - Fidelity High Income Fund
Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073